Hennessy Cornerstone Growth Fund
Hennessy Cornerstone Growth Fund
Investment Objective
The Hennessy Cornerstone Growth Fund seeks long-term growth of capital.
Fund Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees Hennessy Cornerstone Growth Fund	Investor Class	Institutional Class
Sales charge (load)	none	none
Redemption fee	none	none
Exchange fee	none	none

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Hennessy Cornerstone Growth Fund		Investor Class	Institutional Class
Management Fees		0.74%	0.74%
Distribution and Service (12b-1) Fees		none	none
Other Expenses		0.55%	0.37%
Shareholder Servicing		0.10%	none
All Remaining Other Expenses		0.45%	0.37%
Total Annual Fund Operating Expenses		1.29%	1.11%
Expense Reimbursement	[1]		(0.13%)
Net Expenses		1.29%	0.98%
[1]	The Fund's investment manager has contractually agreed to insure that total operating expenses (excluding certain expenses such as acquired fund fees and expenses) do not exceed 0.98% of the average daily net assets of the Institutional Class shares of the Fund. This contractual arrangement will continue indefinitely unless the Fund's Board of Trustees terminates it.

EXAMPLE
This Example is intended to help you compare the cost of investing in shares of this Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that you reinvest all dividends and distributions, that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on the assumptions, your costs would be:
Expense Example Hennessy Cornerstone Growth Fund (USD $)	One Year	Three Years	Five Years	Ten Years
Investor Class	131	409	708	1,556
Institutional Class	100	340	599	1,340

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities, or “turns over” its portfolio.  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance.  During the most recent fiscal year, the predecessor to the Fund, the Hennessy Cornerstone Growth Fund, a series of Hennessy Mutual Funds, Inc. (the “Predecessor Growth Fund”), had a portfolio turnover rate of 105% of the average value of its portfolio.

Principal Investment Strategy
The Fund invests in growth-oriented common stocks by utilizing a highly disciplined, purely quantitative formula known as the Cornerstone Growth Strategy® (the “Growth Strategy”). The stocks in which the Fund may invest are both domestic and foreign companies whose securities are listed on a U.S. national securities exchange and American Depositary Receipts, which are foreign securities traded on U.S. exchanges. Generally, a majority of the companies selected by the Growth Strategy are small cap companies (companies with a market capitalization under $1 billion), but the Growth Strategy may also select medium cap companies (companies with a market capitalization of $1 billion to $8 billion) and large cap companies (companies with a market capitalization in excess of $8 billion). As of January 31, 2014, the average and median market capitalization of the stocks held by the Fund is $8.7 billion and $3.5 billion, respectively. From a universe of stocks with market capitalization exceeding $175 million, the Growth Strategy selects the 50 common stocks with the highest one-year price appreciation as of the date of purchase that also meet the following criteria:

1)	Price-to-sales ratio below 1.5

This value criterion helps to uncover relative bargains. The Growth Strategy uses sales as its guide because sales figures are more difficult for companies to manipulate than earnings and frequently provide a clearer picture of a company’s potential value.

2)	Annual earnings that are higher than the previous year
While we have found that sales may be the best indicator of a company’s value, the Growth Strategy considers improved earnings to be a key indicator of a company’s financial strength.

3)	Positive stock price appreciation, or relative strength, over the past three and six-month periods
Historically, relative strength has been one of the most influential variables in predicting which stocks will outperform the market.

The Fund purchases 50 stocks as dictated by the Growth Strategy, weighted equally by dollar amount, with 2% of the portfolio’s assets invested in each. Using the Growth Strategy, the universe of stocks is re-screened and the portfolio is rebalanced annually, generally in the winter. Stocks meeting the Growth Strategy’s criteria not currently in the portfolio are purchased, and stocks that no longer meet the criteria are sold. Holdings of all stocks in the Fund that continue to meet the criteria are appropriately increased or decreased to result in an equal 2% weighting.

Principal Risks
As with any security, there are market and investment risks associated with your investment in the Fund. The value of your investment will fluctuate over time and it is possible to lose money. The principal risks of investing in the Fund include the following:

Market Risk: The market value of a security may move up or down, and these fluctuations may cause a security to be worth more or less than the price originally paid for it. Market risk may affect a single company, industry, sector of the economy or the market as a whole.  The value of equity securities will fluctuate due to many factors, including the past and predicted earnings of the issuer, the quality of the issuer's management, general market conditions, forecasts for the issuer's industry and the value of the issuer's assets.

Formula Investing Risk: The Fund will adhere to the Growth Strategy during the course of the year, subject to applicable Securities and Exchange Commission requirements and federal tax requirements relating to mutual funds, despite any adverse developments that may arise. This could result in substantial losses to the Fund, if for example, the stocks selected for the Fund for a given year are experiencing financial difficulty, or are out of favor in the market because of weak performance, a poor earnings forecast, negative publicity or general market cycles. The Fund’s portfolio is rebalanced annually in accordance with the Growth Strategy, which may result in the elimination of better performing assets from the Fund’s investments and increases in investments with relatively lower total return.

Small- and Medium-Sized Companies Risk: The Fund invests in small- and medium-sized companies, which may have more limited liquidity and greater price volatility than larger, more established companies. Small companies may have limited product lines, markets or financial resources and their management may be dependent on a limited number of key individuals.

Foreign Securities Risk: The Fund invests in American Depositary Receipts, which are foreign securities traded on U.S. exchanges. There are specific risks associated with investing in the securities of foreign companies not typically associated with investing in domestic companies. Risks include fluctuations in the exchange rates of foreign currencies that may affect the U.S. Dollar value of a security, and the possibility of substantial price volatility as a result of political and economic instability in the foreign country.

Growth Style Risk:  A growth style of investing may subject the Fund to above-average fluctuations as a result of seeking higher than average capital growth.  Historically, growth stocks have performed best during later stages of economic expansion and value stocks have performed best during periods of economic recovery.  There is the risk that the growth investment style may be out of favor for a period of time.  At times when the style is out of favor, the Fund may underperform the market in general, its benchmark and other mutual funds.

High Portfolio Turnover Risk:  High portfolio turnover will produce higher transaction costs (such as brokerage commissions or markups or markdowns) that the Fund must pay, and will increase realized gains (or losses) to investors, which may lower the Fund’s after-tax performance.

Performance Information
The Fund is the successor to the Predecessor Growth Fund pursuant to a reorganization that took place after the close of business on February 28, 2014. The performance information provided for the periods on or prior to February 28, 2014 is historical information for the Predecessor Growth Fund. The Predecessor Growth Fund was managed by the same investment adviser as the Fund and had the same investment objective and investment strategy as the Fund.

The following performance information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and how the Fund’s average annual returns for 1, 5 and 10 years compare with those of broad measures of market performance, the Russell 2000® Index and the S&P 500 Index. For additional information on these indices, please see “Index Descriptions” on page 66 of this Prospectus. The Fund’s past performance (before and after taxes) is not necessarily an indication of future performance. Performance may be higher or lower in the future. Updated performance information is available on the Fund’s website (hennessyfunds.com).

HENNESSY CORNERSTONE GROWTH FUND TOTAL RETURN OF INVESTOR SHARES

For the period shown in the bar chart, the Fund’s highest quarterly return was 23.23% for the quarter ended March 31, 2012 and the lowest quarterly return was -29.48% for the quarter ended September 30, 2011.

AVERAGE ANNUAL TOTAL RETURNS (for the periods ended December 31, 2013)
Performance of the Fund’s Institutional Class shares will differ from that of the Fund’s Investor Class shares as the share classes have different expenses and inception dates.
Average Annual Returns Hennessy Cornerstone Growth Fund	Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
Investor Class	Hennessy Cornerstone Growth Fund - Investor Return before taxes	35.89%	14.21%	4.43%
Institutional Class	Hennessy Cornerstone Growth Fund - Institutional Return before taxes	36.43%	14.61%	4.64%
After Taxes on Distributions Investor Class	Hennessy Cornerstone Growth Fund - Investor Return after taxes on distributions	35.89%	14.21%	3.53%
After Taxes on Distributions and Sale of Fund Shares Investor Class	Hennessy Cornerstone Growth Fund - Investor Return after taxes on distributions and sale of Fund shares	20.31%	11.44%	3.74%
Russell 2000® Index	Russell 2000® Index (reflects no deduction for fees, expenses or taxes)	38.82%	20.08%	9.07%
S&P 500 Index	S&P 500 Index (reflects no deduction for fees, expenses or taxes)	32.39%	17.94%	7.41%

The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only Investor Class shares and after-tax returns for the Institutional Class shares will vary. The Fund’s return after taxes on distributions and sales of Fund shares may be higher than its return before taxes and after taxes on distributions because it may include a tax benefit resulting from the capital losses that would have resulted.

The inception date of the Fund’s Institutional Class is March 3, 2008.  Performance shown prior to the inception of the Institutional Class shares reflects the performance of the Fund’s Investor Class shares and includes expenses that are not applicable to and are higher than those of the Institutional Class shares.